TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Disclosure of Income Tax and Deferred Taxes Explanatory

			Group
	2024	2023	2022
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	205	475	526
Adjustments in respect of prior years	(47)	(15)	(81)
Total current tax	158	460	445
Deferred tax:
Charge/(credit) for the year	187	106	(29)
Adjustments in respect of prior years	33	(7)	64
Total deferred tax	220	99	35
Tax on profit from continuing operations	378	559	480

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate	The Santander UK group’s effective tax rate for 2024 was 28.0% (2023: 26.6%, 2022: 25.6%). Tax on profit differs from that calculated at the statutory rate as follows:
For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Profit before tax	1,349	2,100	1,874
Tax calculated at the statutory rate of 25% (2023: 23.5%, 2022: 19%)	337	494	356
Bank surcharge on profits	41	85	121
Non-deductible preference dividends paid	9	9	9
Non-deductible UK Bank Levy	12	10	13
Non-deductible conduct remediation, fines and penalties	3	13	48
Other non-deductible costs and non-taxable income	26	2	29
Effect of change in tax rate on deferred tax provision	—	2	(29)
Tax relief on dividends in respect of other equity instruments	(36)	(34)	(40)
Adjustment to prior year provisions	(14)	(22)	(27)
Tax on profit	378	559	480

Disclosure of Movement in Current Tax Assets and Liabilities	Movements in current tax assets during the year were as follows:

		Group
	2024	2023
	£m	£m
Assets	490	478
At 1 January	490	478
Income statement charge (including discontinued operations)	(158)	(460)
Other comprehensive income charge	(47)	(70)
Corporate income tax paid	240	537
Other movements	(19)	5
	506	490
Assets	506	490
At 31 December	506	490

Schedule of Deferred Taxes	The table below shows the deferred tax balances including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

							Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	(8)	(186)	73	3	18	(86)	(186)
Income statement charge	(144)	(44)	—	—	(24)	(8)	(220)
Transfers/reclassifications	—	—	2	1	—	—	3
Credited to other comprehensive income	—	113	35	4	—	5	157
At 31 December 2024	(152)	(117)	110	8	(6)	(89)	(246)

At 1 January 2023	27	(290)	305	(1)	35	(111)	(35)
Income statement (charge)/credit	(35)	(63)	—	—	(18)	17	(99)
Transfers/reclassifications	—	—	(3)	(1)	1	4	1
Credited/(charged) to other comprehensive income	—	167	(229)	5	—	4	(53)
At 31 December 2023	(8)	(186)	73	3	18	(86)	(186)